Remuneration and other benefits paid to the Bank's directors and senior managers	12 Months Ended
Dec. 31, 2018
Related party transactions key personnel
Remuneration and other benefits paid to the Bank's directors and senior managers

5.    Remuneration and other benefits paid to the Bank’s directors and senior managers

The following section contains qualitative and quantitative disclosures on the remuneration paid to the members of the Board of Directors -both executive and non-executive directors- and senior managers for 2018 and 2017:

a)Remuneration of Directors

i.    Bylaw-stipulated emoluments

The annual General Meeting held on March 22, 2013 approved an amendment to the Bylaws, whereby the remuneration of directors in their capacity as board members became an annual fixed amount determined by the annual General Meeting. This amount shall remain in effect unless the shareholders resolve to change it at a general meeting. However, the Board of Directors may elect to reduce the amount in any years in which it deems such action justified. The remuneration established by the Annual General Meeting for the years 2018 and 2017, was EUR  6 million, with two components: (a) an annual emolument and (b) attendance fees.

The specific amount payable for the above-mentioned items to each of the directors is determined by the Board of Directors. For such purpose, it takes into consideration the positions held by each director on the Board, their membership of the Board and the board committees and their attendance of the meetings thereof, and any other objective circumstances considered by the Board.

The total bylaw-stipulated emoluments earned by the Directors in 2018 amounted to EUR 4.6 million (EUR 4.7 million in 2017).

Annual emolument

The amounts received individually by the directors in 2018 and 2017 based on the positions held by them on the board and their membership of the Board committees were as follows:

	Euros
	2018	2017
Members of the board of directors	90,000	87,500
Members of the executive committee	170,000	170,000
Members of the audit committee	40,000	40,000
Members of the appointments committee	25,000	25,000
Members of the remuneration committee	25,000	25,000
Members of the risk supervision, regulation and compliance oversight committee	40,000	40,000
Members of the responsible banking, sustainability and culture committee	15,000	—
Chairman of the audit committee	70,000	50,000
Chairman of the appointments committee	50,000	50,000
Chairman of the remuneration committee	50,000	50,000
Chairman of the risk, regulation and compliance oversight committee	70,000	50,000
Chairman of the responsible banking, sustainability and culture committee	50,000	—
Lead director (*)	110,000	110,000
Non-executive deputy chairman	30,000	30,000

(*)   Mr Bruce Carnegie-Brown, for duties performed as part of the board and board committees, specifically as chairman of the appointments and remuneration committees and as lead director, and for the time and dedication required to perform these duties, has been allocated minimum total annual remuneration of EUR 700,000 since 2015, including the aforementioned annual allowances and attendance fees corresponding to him.

Attendance fees

The directors receive fees for attending board and committee meetings, excluding executive committee meetings, since no attendance fees are received for this committee.

By resolution of the board of directors, at the proposal of the remuneration committee, the fees for attending board and committee meetings - excluding, as aforementioned, executive committee meetings - were as follows:

	Euros
Meeting attendance fees	2018	2017
Board of directors	2,600	2,600
Audit committee and risk supervision, regulation and compliance oversight committee	1,700	1,700
Other committees (except the executive committee)	1,500	1,500

ii.    Salaries

The executive directors receive salaries. In accordance with the policy approved by the annual general meeting, salaries are composed of a fixed annual remuneration and a variable one consisting of a unique incentive, which is based on a deferred variable remuneration linked to multi-year objectives, which establishes the following payment scheme:

•	40% of the variable remuneration amount, determined at year-end on the basis of the achievement of the established objectives, is paid immediately.
•

The remaining 60% is deferred over five years, as the case may be, in five portions provided that the conditions of permanence of the Group and non-concurrence of the malus clauses are met, taking into account the following accrual scheme.

•	The accrual of the first and second portion (payment in 2020 and 2021) is not subject to the long-term objectives.
•

The accrual of the third, fourth, and fifth portion (payment in 2022, 2023 and 2024), is linked to certain objectives related to the period 2018-2020 and the metrics and scales associated with these objectives. The fulfilment of the objective determines the percentage to be paid of the deferred amount in these three annuities, being the maximum amount determined at the end of the 2018 when the total variable remuneration is approved.

•	In accordance with current remuneration policies, the amounts already paid will be settled to a possible recovery (clawback) by the Bank during the period set out in the policy in force each moment.

The immediate payment (or short-term) as well as each deferred payment, whether subject or not to long-term, goals will be settled 50% in cash and the remaining 50% in Santander shares.

iii.Detail by director

The detail, by Bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2018 and 2017 is provided below:

	Thousand of euros
	2018																	2017
	Bylaw-stipulated emoluments								Short-term and deferred (not subject to long-term goals) salaries of
	Annual emolument								executive directors

						Risk	Responsible
						regulation and	banking	Attendance		Variable –
						compliance	sustainability	fees		immediate payment		Deferred variable				Other
		Executive	Audit	Appointments	Remuneration	oversight	and culture	and		In	In	In	In		Pension	Remuneration
Directors	Board	committee	committee	committee	committee	committee	committee	commissions	Fixed	cash	shares	cash	shares	Total	contribution	(6)	Total	Total
Ms Ana Botín-Sanz de Sautuola y O’Shea	90	170	—	—	—	—	8	39	3,176	1,480	1,480	888	888	7,912	1,234	1,030	10,483	10,582
Mr José Antonio Álvarez Álvarez	90	170	—	—	—	—	—	34	2,541	989	989	593	593	5,705	1,050	1,596	8,645	8,893
Mr Rodrigo Echenique Gordillo	90	170	—	—	—	—	—	33	1,800	785	785	471	471	4,312	—	225	4,830	4,281
Mr Guillermo de la Dehesa Romero	120	170	—	25	25	20	—	81	—	—	—	—	—	—	—	—	441	473
Mr Bruce Carnegie-Brown	383	170	—	25	25	40	—	89	—	—	—	—	—	—	—	—	732	731
Mr Ignacio Benjumea Cabeza de Vaca	90	170	—	13	25	40	8	86	—	—	—	—	—	—	—	81	513	550
Mr Francisco Javier Botín-Sanz de Sautuola y O’Shea (1)	90	—	—	—	—	—	—	31	—	—	—	—	—	—	—	—	121	124
Ms Sol Daurella Comadrán	90	—	—	25	25	—	8	67	—	—	—	—	—	—	—	—	215	207
Mr Carlos Fernández González	90	—	40	25	25	—	—	86	—	—	—	—	—	—	—	—	266	285
Ms Esther Giménez-Salinas i Colomer	90	—	—	—	—	40	8	58	—	—	—	—	—	—	—	—	196	162
Ms Belén Romana García	160	85	40	—	—	40	8	81	—	—	—	—	—	—	—	—	414	297
Mr Juan Miguel Villar Mir	90	—	—	—	—	—	—	18	—	—	—	—	—	—	—	—	108	170
Ms Homaira Akbari	90	—	40	—	—	—	8	61	—	—	—	—	—	—	—	—	199	159
Mr Ramiro Mato García Ansorena (2)	115	170	40	—	—	40	8	77	—	—	—	—	—	—	—	—	450	36
Mr Alvaro Cardoso de Souza (3)	85	—	—	—	—	27	5	31	—	—	—	—	—	—	—	—	148	—
Mr Matías Rodríguez Inciarte (4)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	4,266
Ms Isabel Tocino Biscarolasaga (5)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	418
Total 2018	1,763	1,275	160	113	125	247	61	872	7,517	3,254	3,254	1,952	1,952	17,929	2,284	2,932	27,761	—
Total 2017	1,675	1,345	160	125	123	280	—	973	7,568	3,698	3,698	2,219	2,219	19,402	5,164	2,387	—	31,634

(1)    All the amounts received were repaid to the Fundación Marcelino Botín.

(2)    Director since 28 November 2017

(3)    Director since 23 March 2018

(4)    Ceased to be a member of the Board on 28 November, 2017. This table shows the remuneration information until his ceased as a member of the board. The remuneration information for his performance as executive vice president since November 28, 2017 is included in the corresponding section.

(5)    Ceased to be a member of the board on 28 November, 2017.

(6)    Includes committee chairmanship and other roles emoluments.

(7)    Includes, inter alia, the life and medical insurance costs borne by the Group relating to Bank directors as well as a fixed supplement approved as part of the benefit systems transformation of the Executive Directors Ms Ana Botín and Mr José Antonio Álvarez

Following is the detail, by executive director, of the linked to multiannual objectives salaries at their fair value, which will only be received if the conditions of continued service, non-applicability of “malus” clauses and, full achievement of the objectives established (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of the agreed-upon amount in the end of the year) in the terms described in Note 47.

	Thousand of euros
	2018			2017
	Variable subject to
	Long-term
	objectives(2)
	In cash	In shares	Total	Total (2)
Ms. Ana Botín-Sanz de Sautuola y O’Shea	932	932	1,864	1,726
Mr. José Antonio Álvarez Álvarez	623	623	1,246	1,154
Mr. Rodrigo Echenique Gordillo	495	495	990	900
Mr. Matías Rodríguez Inciarte(1)	—	—	—	880
Total	2,050	2,050	4,100	4,660
(1)	Ceased to be a member of the board on November 28, 2017. The remuneration information for his performance as executive vice president is included in the corresponding section.
(2)

Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2022, 2023 and 2024, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of “malus” clauses and achievement of the objectives established. The fair value has been determined at the grant date based on the valuation report of an independent expert, Willis Towers Watson. According to the design of the plan for 2018 and the levels of achievement of similar plans in comparable entities, the expert concludes that the reasonable range for estimating the initial achievement ratio is around 60% - 80%. It has been considered that the fair value is 70% of the maximum (see Note 47).

Note 5.e) below includes disclosures on the shares delivered by virtue of the deferred remuneration schemes in place in previous years the conditions for delivery which were met in the corresponding years, and on the maximum number of shares receivable in future years in connection with the aforementioned 2018 and 2017 variable remuneration plans.

b)   Remuneration of the Board members as representatives of the Bank

By resolution of the executive committee, all the remuneration received by the Bank’s directors who represent the Bank on the Boards of Directors of listed companies in which the Bank has a stake, paid by those companies and relating to appointments made on or after March 18, 2002 accrues to the Group. In 2018 and 2017 the Bank’s directors did not receive any remuneration in respect of these representative duties.

Mr. Matías Rodríguez Inciarte received EUR 42 thousand as non-executive director of U.C.I., S.A. in 2017.

c)Post-employment and other long-term benefits

The executive directors other than Mr Rodrigo Echenique participate in the defined benefit system created in 2012, which covers the contingencies of retirement, disability and death. The Bank makes annual contributions to the benefit plans of its executive directors. In 2012, the contracts of the executive directors (and the other members of the Bank’s senior management) with defined benefit pension commitments were amended to transform them into a defined contribution system. The new system gives executive directors the right to receive benefits upon retirement, regardless of whether or not they are active at the Bank at such time, based on contributions to the system, and replaced their previous right to receive a pension supplement in the event of retirement[1]. In the event of pre-retirement and up until the retirement date, Ms Ana Botín and Mr José Antonio Álvarez have the right to receive an annual allotment.

The initial balance for each of the executive directors in the new defined benefits system corresponded to the market value of the assets from which the provisions corresponding to the respective accrued obligations had materialised on the date on which the old pension commitments were transferred into the new benefits system[2].

Since 2013, the Bank has made annual contributions to the benefits system in favour of executive directors and senior executives, in proportion to their respective pensionable bases, until they leave the Group or until their retirement within the Group, death, or disability (including, if applicable, during pre-retirement). No contributions will be made with respect to executive directors or senior executives who exercised the option to receive their pension rights as capital prior to the transformation of the defined benefits pension commitments into the current defined forecast contribution system as set out in footnote 2 below.

Mr Rodrigo Echenique’s contract does not provide for any charge to Banco Santander regarding benefits, without prejudice to the pension rights to which Mr Echenique was entitled prior to his appointment as executive director.

The benefit plan is outsourced to Santander Seguros y Reaseguros, Compañía Aseguradora, S.A., and the economic rights of the foregoing directors under this plan belong to them regardless of whether or not they are active at the Bank at the time of their retirement, death or disability. The contracts of these directors do not provide for any severance payment in the event of termination other than as may be required by law.

1 As provided in the contracts of the executive directors prior to 2012, Mr Matías Rodríguez Inciarte exercised the option to receive accrued pensions (or similar amounts) in the form of capital, i.e., in a lump sum, which means that he ceased to accrue pensions from such time, with a fixed capital amount to be received, which shall be updated at the agreed interest rate.

2 In the case of Mr Matías Rodríguez Inciarte, the initial balance corresponded to the amount that was set when, as described above, he exercised the option to receive a lump sum, and includes the interest accrued on this amount from that date.

In accordance with the provisions of the remuneration regulations, contributions made that are calculated on variable remuneration are subject to the discretionary pension benefits regime. Under this regime, these contributions are subject to malus clauses and clawback according to the policy in force at any time and during the same period in which the variable remuneration is deferred. Likewise, they must be invested in Bank shares for a period of five years from the date of the termination of executive directors in the Group, whether or not as a result of retirement. After that period, the amount invested in shares will be invested together with the remainder of the accumulated balance of the executive director, or will be paid to him or her beneficiaries had there been any contingency covered by the forecasting system.

Until March 2018, the system also included a supplementary benefits scheme for cases of death (death of spouse and death of parent) and permanent disability of serving directors envisaged in the contracts of Ms Ana Botín and Mr José Antonio Álvarez. This benefit gave the widow/widower and any children under the age of 25 in the event of death, or the director in case of disability, the right to a pension supplemental to the pension they would have been entitled to receive from social security up to an annual maximum amount equal to their respective pensionable bases, as indicated above in connection with pre-retirement (in Mr Álvarez’s case, referring to his fixed remuneration as chief executive officer), with certain deductions.

As per the director´s remuneration policy approved at the March 23, 2018 general shareholder´s meeting, in 2018 the system has been changed with a focus on:

•	Aligning the annual contributions with practices of comparable institutions.
•	Reducing future liabilities by eliminating the supplementary benefits scheme in the event of death (death of spouse or parent) and permanent disability of serving directors.
•	No increase in total costs for the Bank.

The changes to the system in 2018 are the following:

•

Fixed and variable pension contributions have been reduced to 22% of the respective pensionable bases. The gross annual salaries and the benchmark variable remuneration have been increased in the corresponding amount with no increase in total costs for the Bank.

•

The death and disability supplementary benefits have been eliminated since April 1, 2018. A fixed remuneration supplement (included in other remunerations in section a.iii in this note) was implemented on the same date.

•	The total amount insured for life and accident insurance has been increased.

The provisions recognised in 2018 and 2017 for retirement pensions and supplementary benefits (surviving spouse and child benefits, and permanent disability) were as follows:

	Thousand of
	euros
	2018	2017
Ms Ana Botín-Sanz de Sautuola y O’Shea	1,234	2,707
Mr José Antonio Álvarez Álvarez	1,050	2,456
	2,284	5,163

Following is a detail of the balances relating to each of the executive directors under the welfare system at December 31, 2018 and 2017:

	Thousand of
	euros
	2018	2017
Ms Ana Botín-Sanz de Sautuola y O’Shea (1)	46,093	45,798
Mr José Antonio Álvarez Álvarez	16,630	16,151
Mr Rodrigo Echenique Gordillo (2)	13,614	13,957
Mr Matías Rodríguez Inciarte (3)	—	—
	76,337	75,906
(1)	Includes the amounts relating to the period of provision of services at Banesto, externalised with another insurance company.
(2)

Executive director since January 16, 2015 Mr. Rodrigo Echenique Gordillo doesn´t participate in the pension system and the right to the bank to make contributions in its favour in this regard. The amount at December 31, 2018 and 2017, corresponds to him prior to his appointment as executive director in January 2015.

(3)	Ceased to be a member of the Board on November 28, 2017, retained their pension rights as of December 31,, 2017 amounted to EUR 48,750 thousand.

The payments made during 2018 to the members of the Board entitled to post-employment benefits amount to EUR 0.9 million (EUR 0.9  million in 2017).

d)   Insurance

The Group has taken out life insurance policies for the Bank’s directors, who will be entitled to receive benefits if they are declared disabled; in the event of death, the benefits will be payable to their heirs. The premiums paid by the Group are included in the Other remuneration column of the table shown in Note 5.a.iii above. Also, the following table provides information on the sums insured for the Bank’s executive directors:

	Insured capital
	(Thousand of euros)
	2018	2017
Ms. Ana Botín-Sanz de Sautuola y O’Shea	22,710	7,500
Mr. José Antonio Álvarez Álvarez	19,694	6,000
Mr. Rodrigo Echenique Gordillo	5,400	4,500
Mr. Matías Rodríguez Inciarte (1)	—	—
	47,804	18,000
(1)	Ceased to be member of the board on November 28, 2017. The insured capital at December 31, 2017 amounted to EUR 5,131 thousand.

The insured capital has changed for in 2018 as Ms Ana Botín and Mr José Antonio Alvarez as part of the pension transformation set out in Note 5.c) above, that has encompassed the elimination of the supplementary benefits and the increase of the life insurance annuities.

During years 2018 and 2017, the Group has disbursed a total amount of EUR 10.1 and 10.5 million, respectively, for the payment of civil-liability insurance premiums. These premiums correspond to several civil-liability insurance policies that hedge, among others, directors, senior executives and other managers and employees of the Group and the Bank itself as well as its subsidiaries, in light of certain types of potential claims, for which it is not possible to disaggregate or individualize the amount that correspond to the directors and executives.

At December 31, 2018 and 2017, there were no obligations in this connection to other directors.

e)    Deferred variable remuneration systems

The following information relates to the maximum number of shares to which the executive directors are entitled at the beginning and end of 2018 and 2017 due to their participation in the deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to 2018 and prior years, as well as on the deliveries, whether shares or cash, made to them in 2018 and 2017 where the conditions for the receipt thereof had been met (see Note 47):

i) Deferred conditional variable remuneration plan

From 2011 to 2015, the bonuses of executive directors and certain executives (including senior management) and employees who assume risk, who perform control functions or receive an overall remuneration that puts them on the same remuneration level as senior executives and employees who assume risk (all of whom are referred to as identified staff) have been approved by the Board of Directors and instrumented, respectively, through various cycles of the deferred conditional variable remuneration plan. Application of these cycles, insofar as they entail the delivery of shares to the plan beneficiaries, was authorized by the related Annual General Meetings.

The purpose of these plans is to defer a portion of the bonus of the plan beneficiaries (60% in the case of executive directors) over a period of five years (three years for the plans approved up to 2014) for it to be paid, where appropriate, in cash and in Santander shares; the other portion of the bonus is also to be paid in cash and Santander shares, upon commencement of the cycles, in accordance with the rules set forth below.

In addition to the requirement that the beneficiary remains in Santander Group’s employ, the accrual of the deferred remuneration is conditional upon none of the following circumstances existing -in the opinion of the Board of Directors following a proposal of the remuneration committee- in relation to the corresponding year in the period prior to each of the deliveries: (i) poor financial performance of the Group; (ii) breach by the beneficiary of internal regulations, including, in particular, those relating to risks; (iii) material restatement of the Group’s consolidated financial statements, except when it is required pursuant to a change in accounting standards; or (iv) significant changes in the Group’s economic capital or its risk profile. All the foregoing shall in each case be governed by the rules of the relevant plan cycle.

On each delivery, the beneficiaries will be paid an amount in cash equal to the dividends paid for the amount deferred in shares and the interest on the amount deferred in cash. If the Santander Dividendo Elección scrip dividend scheme is applied, payment will based on the price offered by the Bank for the bonus share rights corresponding to those shares.

The maximum number of shares to be delivered is calculated taking into account the daily volume-weighted average prices for the 15 trading sessions prior to the date on which the Board of Directors approves the bonus for the Bank’s Executive Directors for each year.

This plan and the Performance Shares (ILP) plan described below have been integrated for the executive directors and other senior managers in the deferred variable compensation plan linked to multiannual objectives, in the terms approved by the General Meeting of Shareholders held on March 18, 2016.

ii) Performance shares plans (ILP)

The annual general meeting held on March 27, 2015 approved the second cycle of the performance shares plan. The accrual of this long-term incentive plan (LTI) and its amount are conditional on the performance of certain metrics of Banco Santander between 2015 and 2017, as well as compliance with the remaining conditions of the plan until the end of the accrual period (December 31, 2018). The maximum benchmark LTI in number of shares for executive directors was set by the board at the end of 2015.

At year-end 2018, the corresponding amounts to be received by each exclusive director in relation to LTI (the accrued LTI amount) was established taking into account the performance of the following indicators: (1) ranking of Santander´s earning per share growth for the 2015-2017 period compared to a peer group of 17 credit institutions; (2) ROTE in 2017; (3) number of principal markets in which Santander is in the Top 3 of the best banks to work for in 2017; (4) number of principal markets in which Santander is in the Top 3 of the best banks on the customer satisfaction index in 2017; (5) retail loyal clients at December 31, 2017; and (6) SME and corporate loyal clients at December 31, 2017. The overall compliance of the plan was assessed by the Board at the 65.67%.

As a result of the aforementioned process and following a proposal by the remuneration committee, the board of directors approved the following number of shares to be paid in 2019:

	Number of shares
	Approved
	maximum LTI		Final number
	amount (1)	Ratio	of shares
Ms Ana Botín-Sanz de Sautuola y O’Shea	187,070	65.67%	122,849
Mr José Antonio Álvarez Álvarez	126,279	65.67%	82,927
Mr Rodrigo Echenique Gordillo	93,540	65.67%	61,428
Total	406,889		267,204
(1)	91.50% of the maximum established benchmark approved at the AGM on March 27, 2015.

With regards to the ILP of 2014 (see Note 47), in both 2017 and 2018, the position achieved in the Total Return for the Shareholders has not been such that determines the accrual of the second and third thirds. Therefore, the plan has expired.

iii) Deferred variable compensation plan linked to multiannual objectives

In 2016, with the aim of simplifying the remuneration structure, improving risk adjustment before and increasing the incidence of long-term objectives, the bonus plan (deferred and conditioned variable compensation plan) and ILP were replaced by one single plan, the deferred multiyear objectives variable remuneration plan. The variable remuneration of executive directors and certain executives (including senior management) corresponding to 2018 has been approved by the Board of Directors and implemented through the third cycle of the deferred variable remuneration plan linked to multi-year objectives. The application of the plan, thus far as it entails the delivery of shares to the beneficiaries, was authorized by the annual General Meeting of Shareholders.

As indicated in section a.ii of this Note, 60% of the variable remuneration amount is deferred for five years (three years for certain beneficiaries, not including executive directors), for their payment, where appropriate by fifth parties provided that the conditions of permanence in the group and non-concurrence of the clauses malus are met, according to the following accrual scheme:

•	The accrual of the first and second parts (instalments in 2020 and 2021) is not subject to the fulfilment of long-term objectives.
•

The accrual of the third, fourth and fifth parts is linked to the fulfilment of certain objectives related to the period 2018‑2020 and the metrics and scales associated with those objectives. These objectives are:

o	the growth of consolidated earnings per share in 2020 compared to 2017;
o	the relative performance of the Bank’s total shareholder return (RTA) in the period 2018‑2020 in relation to the weighted RTAs of a reference group of 17 credit institutions;
o	compliance with the fully loaded ordinary level 1 capital objective for the year 2020;

Compliance with the above objectives determines the percentage to be applied to the deferred amount in these three annuities, the maximum being the amount determined at the end of the year 2018 when the total variable remuneration is approved.

Both the immediate (short-term) and each of the deferred (long-term and conditioned) portions are paid 50% in cash and the remaining 50% in Santander shares.

The accrual of deferred amounts (whether or not subject to performance measures) is conditioned, in addition to the permanence of the beneficiary in the Group, to the fact that during the period prior to each of the deliveries, none of the circumstances giving rise to the malus clause as set out in the Group’s remuneration policy in its chapter related to malus and clawback. Likewise, the already paid amounts of the incentive will be subject to its possible recovery (clawback) by the Bank in the cases and during the term foreseen in said policy, always in the terms and conditions that are foreseen in it.

The application of malus and clawback is activated in cases in which there is poor financial performance of the entity as a whole or of a specific division or area of the entity or of the exposures generated by the personnel, and at least the following factors must be considered:

(i)	Significant failures in risk management committed by the entity, or by a business unit or risk control.
(ii)	The increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures.
(iii)	Regulatory sanctions or judicial sentences from events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity.
(iv)

Irregular conduct, whether individual or collective. The negative effects derived from the marketing of inappropriate products and the responsibilities of the people or bodies that made those decisions will be specially considered.

The maximum number of shares to be delivered is calculated by taking into account the weighted average daily volume of weighted average prices for the fifteen trading sessions prior to the previous Friday (excluded) the date on which the bonus is agreed by the board of executive directors of the Bank.

iv) Shares assigned by deferred variable remuneration plans

The following table shows the number of Santander shares assigned to each executive director and pending delivery as of January 1, 2017, December 31, 2017 and 2018, as well as the gross shares that were delivered to them in 2017 and 2018, either in the form of an immediate payment or a deferred payment. In this case after having been appraised by the board, at the proposal of the remuneration committee, that the corresponding one-fifth (one third until 2014) of each plan had accrued. They bring cause of each of the plans through which the variable remunerations of deferred conditional variable remuneration plans in 2013, 2014 and 2015 and of the deferred conditional and linked to multiannual objectives 2018, 2017 and 2016.

In order to mitigate the dilutive effect (and, therefore, not linked to the performance of the Group) of the capital increase with preferential subscription rights of the Bank that took place on July 2017 in certain cycles of the deferred compensation and long term incentive plans, the increase in the number of shares to be delivered to its beneficiaries was approved, considering for this a valuation of preferential subscription rights equivalent to their theoretical value, EUR 0.1047 per right. The effect of increasing the number of shares is detailed in the corresponding column of the table below.

		Shares	Shares	Shares	Shares				Shares	Shares			Variable
	Maximum	delivered	delivered	delivered	delivered	Shares	Variable		delivered	delivered	Shares	Shares	remuneration	Maximum
	number of	in 2017	in 2017	in 2017	in 2017	arising from	remuneration	Maximum	in 2018	in 2018	delivered	delivered	2018	number
	shares to be	(immediate	(deferred	(deferred	(deferred	the capital	2017 (maximum	number	(immediate	(deferred	in, 2018 (deferred	in, 2018 (deferred	(maximum	of shares
	delivered at	payment 2016	payment 2014	payment 2013	payment 2012	increase of	number of	of shares to be	payment 2016	payment 2015	payment 2014	payment 2013	number of	to be delivered at
Share-based	January 1,	variable	variable	variable	variable	July	shares to be	delivered at	variable	variable	variable	variable	shares to be	December 31,
variable remuneration	2017	remuneration)	remuneration)	remuneration)	remuneration)	2017	delivered)	December 31, 2017	remuneration)	remuneration)	remuneration)	remuneration)	delivered) (1)	2018(4)
2013 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	33,120				(33,120)							—
Mr. José Antonio Álvarez Álvarez(2)	19,561				(19,561)							—
Mr. Matías Rodríguez Inciarte	34,547				(34,547)							—
	87,228				(87,228)							—
2014 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	121,630			(60,814)		905		61,721			—	(61,721)		—
Mr. José Antonio Álvarez Álvarez(2)	52,484			(26,242)		390		26,632			—	(26,632)		—
Mr. Matías Rodríguez Inciarte(3)	92,725			(46,363)		690		47,052			—	(47,052)		—
	266,839			(133,419)		1,985		135,405			—	(135,405)		—
2015 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	317,300		(63,460)			3,777		257,617		—	(64,404)			193,213
Mr. José Antonio Álvarez Álvarez (2)	210,914		(42,183)			2,511		171,242		—	(42,811)			128,431
Mr. Rodrigo Echenique Gordillo	156,233		(31,247)			1,860		126,846		—	(31,712)			95,134
Mr. Matías Rodríguez Inciarte	216,671		(43,334)			2,579		175,916		—	(43,979)			131,937
	901,118		(180,224)			10,727		731,621		—	(182,906)			548,715
2016 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	592,043	(236,817)				5,286		360,512	—	(72,102)				288,410
Mr. José Antonio Álvarez Álvarez(2)	399,607	(159,843)				3,568		243,332	—	(48,667)				194,665
Mr. Rodrigo Echenique Gordillo	295,972	(118,389)				2,643		180,226	—	(36,046)				144,180
Mr. Matías Rodríguez Inciarte	352,455	(140,982)				3,147		214,620	—	(42,924)				171,696
	1,640,077	(656,031)				14,644		998,690	—	(199,739)				798,951
2017 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea							574,375	574,375	(229,750)				—	344,625
Mr. José Antonio Álvarez Álvarez (2)							384,118	384,118	(153,647)				—	230,471
Mr. Rodrigo Echenique Gordillo							299,346	299,346	(119,738)				—	179,608
Mr. Matías Rodríguez Inciarte(3)							292,771	292,771	(117,108)				—	175,662
							1,550,610	1,550,610	(620,243)				—	930,366
2018 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea							—	—					860,865	860,865
Mr. José Antonio Álvarez Álvarez(2)							—	—					575,268	575,268
Mr. Rodrigo Echenique Gordillo							—	—					456,840	456,840
							—	—					1,892,973	1,892,973
(1)

For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfilment of multiannual objectives.

(2)	Maximum number of shares resulting from their participation in the corresponding plans during their stage as general manager.
(3)

Ceased to be a member of the Board on November 28, 2017. The shares corresponding to his variable remuneration between November 28, 2017 and January 2, 2018 as executive vice president are included in Note 5.g.

(4)

In addition, Mr. Ignacio Benjumea Cabeza de Vaca maintains the right to a maximum of 106,113 shares arising from his participation in the corresponding plans during his term as executive vice president.

Also, the table below show the cash delivered in 2018 and 2017, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee that one-third relating to each plan had accrued:

	Thousand of euros
	2018		2017
		Cash		Cash paid
		paid		(one-third of
		(deferred		deferred
	Cash paid	payments from	Cash paid	payment
	(immediate	2016, 2015	(immediate	2015, 2014
	payment 2017	and	payment 2016	and
	variable	2014 variable	variable	2013 variable
	remuneration)	remuneration)	remuneration)	remuneration)
Ms. Ana Botín-Sanz de Sautuola y O’Shea	1,370	947	1,205	825
Mr. José Antonio Álvarez Álvarez (1)	916	574	814	461
Mr. Rodrigo Echenique Gordillo	714	305	603	124
Mr. Matías Rodríguez Inciarte (2)	—	—	718	690
	3,000	1,826	3,339	2,099
(1)	Includes paid cash corresponding to his participation in the corresponding plans during the time as executive vice president.
(2)

Ceased to be a member of the Board on November 28, 2017. The cash paid corresponding to his variable remuneration between November 28, 2017 and January 2, 2018 as executive vice president is included in Note 5.g.

v) Information on former members of the Board of Directors

Following is information on the maximum number of shares to which former members of the Board of Directors who ceased in office prior to January 1, 2017 are entitled for their participation in the various deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to the years in which they were Executive Directors. Also set forth below is information on the deliveries, whether shares or cash, made in 2018 and 2017 to former board members, upon achievement of the conditions for the receipt thereof (see Note 47):

Maximum number of shares to be delivered (1)	2018	2017
Deferred conditional variable remuneration plan (2014)	—	101,537
Deferred conditional variable remuneration plan (2015)	50,604	67,472
Plan performance shares (ILP 2015)	33,785	51,447
Deferred conditional variable remuneration plan (2016)	—	—

Number of shares delivered	2018	2017
Deferred conditional variable remuneration plan (2013)	—	80,718
Deferred conditional variable remuneration plan (2014)	101,537	100,049
Deferred conditional variable remuneration plan (2015)	16,868	16,621
Deferred conditional variable remuneration plan (2016)	—	—

(1)At the proposal of the remuneration committee, the board of directors approved adjusting the maximum number of shares to mitigate the dilutive effect of the capital increase with pre-emptive subscription rights of July 2017 as described in iv) below. The actions derived from this adjustment are 3,233 shares. At year-end 2018, the overall compliance of the 2015 LTI Plan was assessed by the Board at the 65.67%.

In addition, EUR 685 thousand and EUR 1,224 thousand relating to the deferred portion payable in cash of the aforementioned plans were paid each in 2018 and 2017.

f)     Loans

The Group’s direct risk exposure to the Bank’s directors and the guarantees provided for them are detailed below. These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognised:

	Thousand of euros
	2018			2017
	Loans			Loans
	and			and
	credits	Guarantees	Total	credits	Guarantees	Total
Ms. Ana Botín-Sanz de Sautuola y O’Shea	18	—	18	10	—	10
Mr. José Antonio Álvarez Álvarez	8	—	8	9	—	9
Mr. Bruce Carnegie-Brown	—	—	—	—	—	—
Mr. Matías Rodríguez Inciarte (1)	—	—	—	—	—	—
Mr. Rodrigo Echenique Gordillo	29	—	29	22	—	22
Mr. Javier Botín-Sanz de Sautuola y O’Shea	15	—	15	17	—	17
Ms. Sol Daurella Comadran	53	—	53	27	—	27
Mr.Carlos Fernandez Gonzalez	12	—	12	—	—	—
Ms. Esther Gimenez-Salinas i Colomer	1	—	1	—	—	—
Mr. Ignacio Benjumea Cabeza de Vaca	—	—	—	—	—	—
Ms. Belén Romana García	21	—	21	3	—	3
Mr. Guillermo de la Dehesa Romero	21	—	21	—	—	—
	178	—	178	88	—	88

(1)    Ceased to be a board director on November 28, 2017. On December 31, 2017, to loans and credits amounted to EUR 13 thousand.

g)Senior managers

The table below includes the amounts relating to the short-term remuneration of the members of senior management at December 31, 2018 and those at December 31, 2017, excluding the remuneration of the executive directors, which is detailed above:

Thousand of euros
Short-term salaries and deferred remuneration
Variable
remuneration
			(bonus) -		Deferred
			Immediate		variable
			payment		remuneration
	Number of		In	In	In	In		Other
Year	persons	Fixed	cash	shares (2)	cash	shares	Pensions	remuneration (1)	Total (3)
2018	18	22,475	8,374	8,374	3,791	3,791	6,193	7,263	60,261
2017	19	17,847	8,879	8,879	4,052	4,052	13,511	7,348	64,568
(1)	Includes other remuneration items such as life insurance premiums and localization aids totalling EUR 1,641 thousand (2017: EUR 692 thousand).
(2)

The amount of the immediate payment in shares for 2018 relates to Santander shares 1,936,037 (2017: 1,430,143 Santander shares and 225,564 shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México.

(3)

Additionally, and as a result of the incorporation and compensation agreements of long-term and deferred compensation lost in previous jobs, compensations were agreed in 2017 for the amount of EUR 4,650 thousand and 648,457 shares of Banco Santander, S.A. These compensations are partially subject to deferral and / or recovery in certain cases.

Also, the detail of the breakdown of the linked to multiannual objective salaries of the members of senior management at December 31, 2018 and 2017 is provided below. These remuneration payments shall be received, as the case may be, in the corresponding deferral periods upon achievement of the conditions stipulated for each payment (see Note 47):

	Thousand of euros
		Variable remuneration subject to long-term objectives (1)
Year	Number of people	Cash payment	Share payment	Total
2018	18	3,981	3,981	7,962
2017	19	4,255	4,255	8,510
(1)

Relates in 2018 with the fair value of the maximum annual amounts for years 2022, 2023 and 2024 of the third cycle of the deferred conditional variable remuneration plan (2021, 2022 and 2023 for the first cycle of the deferred variable compensation plan linked to annual objectives for the year 2017).

Also, executive vice presidents who retired in 2018 and, therefore, were not members of senior management at year-end, received in 2018 salaries and other remuneration relating to their retirement amounting to EUR 1,861 thousand (EUR 5,237 thousand in 2017), however, the right to obtain variable remuneration, like subject to long-term objectives has not been generated as part of the senior management (2017: EUR 999 thousand).

Other than Executive directors the average total remuneration awarded in 2018 to women senior managers is 0.7% higher than the average remuneration of men senior managers.

Following is a detail of the maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive at December 31, 2018 and 2017 relating to the deferred portion under the various plans then in force (see Note 47):

Maximum number of
shares to be delivered (1)	2018	2017

Deferred conditional variable remuneration plan (2014)	—	323,424
Deferred conditional variable remuneration plan (2015)	705,075	1,296,424
Performance shares plan ILP (2015)	515,456	1,050,087
Deferred conditional variable remuneration plan and linked to objectives (2016)	1,079,654	1,854,495
Deferred conditional variable remuneration plan and linked to objectives (2017)	1,434,047	1,779,302
Deferred conditional variable remuneration plan and linked to objectives (2018)	2,192,901	—
(1)

At the proposal of the remuneration committee, the board of directors approved adjusting the maximum number of shares to mitigate the dilutive effect of the capital increase with pre-emptive subscription rights of July 2017 as described in iv) below. The actions derived from this adjustment are 66,339 shares.

In 2018 and 2017, since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, in addition to the payment of the related cash amounts, the following number of Santander shares was delivered to the executive vice presidents:

Number of shares delivered	2018	2017

Deferred conditional variable remuneration plan (2013)	—	226,766
Deferred conditional variable remuneration plan (2014)	248,963	318,690
Deferred conditional variable remuneration plan (2015)	261,109	349,725
Deferred conditional variable remuneration plan and linked to objectives (2016)	258,350	—

As indicated in Note 5.c above, the senior managers participate in the defined benefit system created in 2012, which covers the contingencies of retirement, disability and death. The Bank makes annual contributions to the benefit plans of its senior managers. In 2012, the contracts of the senior managers with defined benefit pension commitments were amended to transform them into a defined contribution system. The system, which is outsourced to Santander Seguros y Reaseguros, Compañía Aseguradora, S.A., gives senior managers the right to receive benefits upon retirement, regardless of whether or not they are active at the Bank at such time, based on contributions to the system, and replaced their previous right to receive a pension supplement in the event of retirement. In the event of pre-retirement, and up to the retirement date, senior managers appointed prior to September 2015 are entitled to receive an annual allowance.

In addition, in application of the provisions of the remuneration regulations, from 2016 (inclusive), a discretionary pension benefit component of at least 15% of the total has been included in contributions to the pension system. Under the regime corresponding to these discretionary benefits, the contributions made that are calculated on variable remunerations are subject to malus and clawback clauses according to the policy in force at each moment and during the same period in which the variable remuneration is deferred.

Likewise, the annual contributions calculated on variable remunerations must be invested in Bank shares for a period of five years from the date of the cessation of senior management in the Group, whether or not as a result of retirement. After that period, the amount invested in shares will be invested together with the rest of the accumulated balance of the senior manager, or he will be paid to him or her beneficiaries if there were any contingency covered by the forecasting system.

The contracts of certain senior managers have gone through the changes set out in note 5.c. for executive directors. The changes, aiming at aligning the annual contributions with practices of comparable institutions and reducing future liabilities by eliminating the supplementary benefits scheme in the event of death (death of spouse or parent) and permanent disability of certain with no increase in total costs for the Bank, are the following:

•	Contributions of the pensionable bases have been reduced. Gross annual salaries have been increased in the corresponding amount with no increases in total costs for the Bank.
•

The death and disability supplementary benefits have been eliminated since January 1, 2018. A fixed remuneration supplement reflected in other remuneration in the table above was implemented on the same date.

•	Thesum insured for the life and accident insurance has been increased.

All the above without an increase in total cost for the Bank.

The balance as of December 31, 2018 in the pension system for those who were part of senior management during the year amounted to EUR: 66.5 million (EUR: 118.7 million in December 31, 2017).

The net charge to income corresponding to pension and supplementary benefits for widows, orphans and permanent invalidity amounted to EUR 6.4 million in 2018 (EUR: 14.5 in December 31, 2017).

In 2018 and 2017 there is no payments in the form of a single payment of the annual voluntary pre-retirement allowance.

Additionally, the capital insured by life and accident insurance at December 31, 2018 of this group amounts to EUR 133.3 million (EUR: 53.6 million at December 31, 2017).

h)Post-employment benefits to former Directors and former executive vice presidents

The post-employment benefits and settlements paid in 2018 to former directors of the Bank, other than those detailed in note 5.c amounted to EUR 13.8 million (2017: EUR 26.2 million). Also, the post-employment benefits and settlements paid in 2018 to former executive vice presidents amounted to EUR 63 million (2017: EUR 17.7 million).

Contributions to insurance policies that hedge pensions and complementary widowhood, orphanhood and permanent disability benefits to previous members of the Bank’s Management Board, amounted to EUR 0.5 million in 2018 (EUR 0.5 million in 2017). Likewise, contributions to insurance policies that hedge pensions and complementary widowhood, orphanhood and permanent disability benefits for previous managing directors amounted to EUR 5.4 million in 2018 (EUR 5.5 million in 2017).

In 2018 a period provision of EUR 0.08 million (release of EUR 0.5 million in 2017) was recognised in the consolidated income statement in connection with the Group’s pension and similar obligations to former directors of the Bank (including insurance premiums for supplementary surviving spouse/child and permanent disability benefits), and no period provision was recognised in relation to former executive vice presidents (2017: a period provision of EUR 5.6 million was recognised).

In addition, Provisions - Pension Fund and similar obligations in the consolidated balance sheet as at December 31, 2018 included EUR 70.2 million in respect of the post-employment benefit obligations to former Directors of the Bank (December 31, 2017: EUR 81.8 million) and EUR 179 million corresponding to former executive vice presidents (2017: EUR 195.8 million).

i)Pre-retirement and retirement

The following executive directors will be entitled to take pre-retirement in the event of termination, if they have not yet reached the age of retirement, on the terms indicated below:

Ms. Ana Botín-Sanz de Sautuola y O’Shea will be entitled to take pre-retirement in the event of termination for reasons other than breach. In such case, she will be entitled to an annual emolument equivalent to her fixed remuneration plus 30% of the average of her latest amounts of variable remuneration, up to a maximum of three. This emolument would be reduced by up to 8% in the event of voluntary retirement before the age of 60. This assignment will be subject to malus and clawback conditions in effect for a period of 5 years. Mr. José Antonio Álvarez Álvarez will be entitled to take pre-retirement in the event of termination for reasons other than his own free will or breach. In such case, he will be entitled to an annual emolument equivalent to the fixed remuneration corresponding to him as executive vice president. This assignment will be subject to malus and clawback conditions in effect for a period of 5 years.

j)Contract termination

The executive directors and senior executives have indefinite-term employment contracts. Executive directors or senior executives whose contracts are terminated voluntarily or due to breach of duties are not entitled to receive any economic compensation. If the Bank terminates the contract for any other reason, they will be entitled to the corresponding legally-stipulated termination benefit, without prejudice to the compensation that corresponds to the non-competition obligations, as detailed in the remuneration policy of the directors

If the Bank were to terminate her contract, Ms. Ana Botín-Sanz de Sautuola y O’Shea would have to remain at the Bank’s disposal for a period of four months in order to ensure an adequate transition, and would receive her fixed salary during that period.

Other non-director members of the Group's senior management, other than those whose contracts were amended in 2012 as indicated above, have contracts which entitle them, in certain circumstances, to an extraordinary contribution to their welfare system in the event of termination for reasons other than voluntary redundancy, retirement, disability or serious breach of duties. These benefits are recognised as a provision for pensions and similar obligations and as a Personnel expenses only when the employment relationship between the Bank and its executives is terminated before the normal retirement date.

k)Information on investments held by the directors in other companies and conflicts of interest

None of the members of the board of directors or persons related to them perform, as independent professionals or as employees, activities that involve effective competition, be it present or potential, with the activities of Banco Santander, S.A., or that, in any other way, place the directors in an ongoing conflict with the interests of Banco Santander, S.A.

Without prejudice to the foregoing, following is a detail of the declarations by the directors with respect to their equity interests in companies not related to the Group whose object is banking, financing or lending; and of the management or governing functions, if any, that the directors discharge thereat.

		Number of
Administrator	Denomination	shares	Functions
Ms. Ana Botín-Sanz de Sautuola y O’Shea	Bankinter, S.A. (1)	5,000,000	—
Mr. Bruce Neil Carnegie-Brown	Moneysupermarket.com Group plc	30,000	President (2)
	Lloyd’s of London Ltd	—	President (2)
Mr. Rodrigo Echenique Gordillo	Mitsubishi UFJ Financial Group (1)	17,500	—
			—
Mr. Guillermo de la Dehesa Romero	Goldman, Sachs & Co. (The Goldman Sachs Group, Inc.)	19,546	—
Mr. Javier Botín-Sanz de Sautuola y O’Shea	Bankinter, S.A.	6,929,853	—
	JB Capital Markets Sociedad de Valores, S.A.	2,077,198	President
Ms. Esther Giménez-Salinas i Colomer	Gawa Capital Partners, S.L.	—	Manager officer (2)
Mr. Ramiro Mato García-Ansorena	BNP Paribas, S.A.	13,806	—

(1)    Indirect ownership.

(2)    Non-executive.

With regard to situations of conflict of interest, as stipulated in Article 40 of the rules and regulations of the Board, the directors must notify the board of any direct or indirect conflict with the interests of the Bank in which they or persons related thereto may be involved. The director involved shall refrain from taking part in discussions or voting on any resolutions or decisions in which the director or any persons related thereto may have a conflict of interest.

Accordingly, the related party transactions carried out during the financial year met the conditions established in the regulations of the board of directors so as not to require a prior favourable report from the audit committee and subsequent authorisation from the board of directors.

In addition, during the 2018 financial year there were 60 occasions in which, in accordance with the provisions of article 36.1 (b) (iii) of the Regulations of the Board, the directors have abstained from intervening and voting in the deliberation of matters in the sessions of the board of directors or its committees. The breakdown of the 60 cases is as follows: on 26 occasions they were due to proposals for the appointment, re-election or resignation of directors, as well as the appointment of members of board committees or in Group companies or related to them; on 30 occasions it was about retributive aspects or the granting of loans or credits; on 1 occasion when investment or financing proposals or other risk operations were discussed in favour of companies related to different directors and on 3 occasions the abstention occurred in relation to the annual verification of the directors' nature.